Income tax (Details 2)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Income tax
Tax calculated at the tax rates applicable to (loss)/ profit in the respective countries		$ (1,904,000,000)		$ (41,079,000,000)	$ (16,082,000,000)
Permanent differences:
Tax inflation adjustment		6,458		(35,560,000,000)	(43,661,000,000)
Share of profit / (loss) of associates and joint ventures		(3,503,000,000)		(522,000,000)	(4,579,000,000)
Result from sale of participation in subsidiaries	$ 3			(707)	399
Difference between provision and affidavit (ii)	10,955			0	4,812
Unrecognized tax loss carry-forwards		0		0	(18,255,000,000)
Recognition of deferred taxes	0			0	2,232
Recovery of unrecognized tax loss carry-forwards		1,864	$ 20,620		0
Fiscal transparency	(1,367)			(2,736)	1,248
Non-taxable profit	285			(433)	(528)
Change of tax rate		0		0	(50,582,000,000)
Others		1,095,000,000		902	(192)
Inflation adjustment permanent difference (IAS 29)		$ 51,829,000,000		55,253,000,000	28,648,000,000
Income tax from continuing operations	$ (72,721)			$ (4,262)	$ (98,772)